Other Comprehensive Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Unrealized gains (losses) on securities, pre-tax amount
Unrealized holding gains (losses) arising during the period, Pre-tax amount	¥ 28,712	[1]	¥ (42,311)	[1]	¥ 74,501	[1]
Less : Reclassification adjustment included in net income, Pre-tax amount	3,417		21,548		(1,896)
Unrealized gains (losses) on derivative instruments, pre-tax amount
Unrealized holding gains (losses) arising during the period, Pre-tax amount	(177)		(662)		2,040
Less : Reclassification adjustment included in net income, Pre-tax amount	911		(785)		(566)
Pension liability adjustment, Pre-tax amount	(29,239)	[1]	3,164	[1]	45,767	[1]
Foreign currency translation adjustments, pre-tax amount
Translation adjustments arising during the period, Pre-tax amount	(32,640)	[1]	(118,840)		4,583
Less : Reclassification adjustment included in net income, Pre-tax amount	14,655		(832)		2,289
Other comprehensive income (loss), Pre-tax amount	(14,361)		(138,718)		126,718
Unrealized gains (losses) on securities, Tax benefit/(expense)
Unrealized holding gains (losses) arising during the period, Tax benefit/(expense)	(10,162)	[1]	12,996	[1]	(22,469)	[1]
Less : Reclassification adjustment included in net income, Tax benefit/(expense)	(1,240)		(8,104)		661
Unrealized gains (losses) on derivative instruments, Tax benefit/(expense)
Unrealized holding gains (losses) arising during the period, Tax benefit/(expense)	(70)		52		(415)
Less : Reclassification adjustment included in net income, Tax benefit/(expense)	(125)		(158)		489
Pension liability adjustment, Tax benefit/(expense)	(3,934)	[1]	(6,463)	[1]	(22,074)	[1]
Foreign currency translation adjustments, Tax benefit/(expense)
Translation adjustments arising during the period, Tax benefit/(expense)	74	[1]	1,256		(22)
Less : Reclassification adjustment included in net income, Tax benefit/(expense)
Other comprehensive income (loss), Tax benefit/(expense)	(15,457)		(421)		(43,830)
Unrealized gains (losses) on securities, Net-of-tax amount
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	12,369	[1]	(25,445)	[1]	33,502	[1]
Less : Reclassification adjustment included in net income, Net-of-tax amount	2,177		13,444		(1,235)
Unrealized gains (losses) on derivative instruments, Net-of-tax amount
Unrealized holding gains (losses) arising during the period, Net-of-tax amount	(247)		(610)		1,625
Less : Reclassification adjustment included in net income, Net-of-tax amount	786		(943)		(77)
Pension liability adjustment, Net-of-tax amount	(34,668)	[1]	(3,176)	[1]	23,720	[1]
Foreign currency translation adjustments, Net-of-tax amount
Translation adjustments arising during the period, Net-of-tax amount	(32,961)	[1]	(117,584)		4,561
Less : Reclassification adjustment included in net income, Net-of-tax amount	14,655		(832)		2,289
Other comprehensive income (loss), Net-of-tax amount	¥ (37,889)		¥ (135,146)		¥ 64,385

[1]	Amounts allocable to the noncontrolling interests in the equity of a subsidiary and other are deducted from the net-of-tax amount for unrealized holding gains on securities, pension liability adjustment and foreign currency translation adjustments arising during the period.